Other Borrowed Funds (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($)
Federal Home Loan Bank advances
Other borrowed funds	$ 705,665,000	$ 1,195,225,000
Federal home loan bank advances maturing November 2027
Federal Home Loan Bank advances
Other borrowed funds	100,000,000
Federal home loan Bank advances maturing December 2027
Federal Home Loan Bank advances
Other borrowed funds	150,000,000
Federal Home Loan Bank advances - short-term
Federal Home Loan Bank advances
Other borrowed funds	$ 268,975,000	$ 945,225,000
Rate on balance outstanding at year end (as a percent)	2.70%	1.44%
Average daily balance	$ 621,357,000	$ 839,858,000
Average rate (as a percent)	1.97%	1.23%
Maximum amount outstanding at any month end	$ 1,007,100,000	$ 1,043,250,000
Federal Home Loan Bank advances - long-term
Federal Home Loan Bank advances
Other borrowed funds	$ 436,690,000	$ 250,000,000
Rate on balance outstanding at year end (as a percent)	1.73%	1.26%
Average daily balance	$ 302,373,000	$ 51,644,000
Average rate (as a percent)	1.71%	1.26%
Maximum amount outstanding at any month end	$ 436,700,000	$ 250,000,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank advances maturing July 2028
Federal Home Loan Bank advances
Other borrowed funds	75,000,000,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank advances maturing March 2033
Federal Home Loan Bank advances
Other borrowed funds	100,000,000,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank advances maturing August 2033
Federal Home Loan Bank advances
Other borrowed funds	$ 250,000,000,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank amortizing advances
Federal Home Loan Bank advances
Number of amortizing advances | loan	2
Amortizing in 2019	$ 179,000,000
Amortizing in 2020	179,000,000
Amortizing in 2021	179,000,000
Amortizing in 2022	179,000,000
Amortizing in 2023	179,000,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank advances maturing December 2033
Federal Home Loan Bank advances
Other borrowed funds	3,200,000,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank advances maturing November 2033
Federal Home Loan Bank advances
Other borrowed funds	$ 8,490,000,000